21. Stockholders' Deficit (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reverse stock split	One-for-ten reverse stock split approved on December 6, 2017
Net loss attributable to stockholders of the Company	$ (91,080)	$ (220,696)	$ (184,798)
Net loss attributable to noncontrolling interests	121	(272)	(282)
Statutory reserve for the PRC	$ 25	$ 19	$ 135
Common Stock [Member]
Stock issued new, shares	834,020	26,000